Eaton Vance
Large-Cap Value Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.4%
Huntington Ingalls Industries, Inc.	80,208	$ 21,205,391
		$ 21,205,391
Banks — 4.0%
M&T Bank Corp.	158,066	$ 28,154,716
Wells Fargo & Co.	580,612	32,798,772
		$ 60,953,488
Beverages — 1.7%
Constellation Brands, Inc., Class A	96,433	$ 24,849,820
		$ 24,849,820
Biotechnology — 3.6%
AbbVie, Inc.	199,537	$ 39,404,567
Gilead Sciences, Inc.	172,907	14,496,523
		$ 53,901,090
Building Products — 2.2%
Johnson Controls International PLC	432,036	$ 33,530,314
		$ 33,530,314
Capital Markets — 5.8%
Cboe Global Markets, Inc.	94,268	$ 19,312,685
Charles Schwab Corp.	624,569	40,478,317
Interactive Brokers Group, Inc., Class A	203,353	28,339,274
		$ 88,130,276
Chemicals — 2.7%
FMC Corp.	286,930	$ 18,920,164
Linde PLC	46,545	22,195,449
		$ 41,115,613
Communications Equipment — 2.2%
Cisco Systems, Inc.	628,841	$ 33,466,918
		$ 33,466,918
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.(1)(2)	389,642	$ 32,137,672
		$ 32,137,672
Security	Shares	Value
Containers & Packaging — 1.2%
Ball Corp.	264,420	$ 17,956,762
		$ 17,956,762
Electric Utilities — 3.4%
NextEra Energy, Inc.	475,554	$ 40,198,579
Xcel Energy, Inc.	180,886	11,811,856
		$ 52,010,435
Electrical Equipment — 2.1%
Emerson Electric Co.	294,438	$ 32,202,684
		$ 32,202,684
Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A(1)	56,301	$ 20,849,386
		$ 20,849,386
Energy Equipment & Services — 0.6%
Schlumberger NV	200,820	$ 8,424,399
		$ 8,424,399
Entertainment — 2.9%
TKO Group Holdings, Inc.(1)	92,084	$ 11,391,712
Walt Disney Co.	330,337	31,775,116
		$ 43,166,828
Food Products — 1.7%
General Mills, Inc.	227,114	$ 16,772,369
Hershey Co.	49,381	9,470,288
		$ 26,242,657
Ground Transportation — 1.9%
CSX Corp.	836,002	$ 28,867,149
		$ 28,867,149
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(1)	265,035	$ 22,209,933
		$ 22,209,933
Health Care Providers & Services — 2.8%
McKesson Corp.	45,922	$ 22,704,755
UnitedHealth Group, Inc.	32,931	19,254,097
		$ 41,958,852

Eaton Vance
Large-Cap Value Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp.	83,820	$ 25,524,028
		$ 25,524,028
Household Products — 1.8%
Clorox Co.	163,875	$ 26,696,876
		$ 26,696,876
Industrial Conglomerates — 2.1%
3M Co.	235,940	$ 32,252,998
		$ 32,252,998
Industrial REITs — 1.5%
First Industrial Realty Trust, Inc.	411,674	$ 23,045,510
		$ 23,045,510
Insurance — 7.4%
American International Group, Inc.	460,047	$ 33,689,242
Prudential PLC	1,525,600	14,153,362
Reinsurance Group of America, Inc.	190,595	41,524,933
Ryan Specialty Holdings, Inc.	124,884	8,291,049
Travelers Cos., Inc.	62,980	14,744,877
		$ 112,403,463
Interactive Media & Services — 1.6%
Alphabet, Inc., Class A	144,554	$ 23,974,281
		$ 23,974,281
Leisure Products — 1.8%
Hasbro, Inc.	383,423	$ 27,729,151
		$ 27,729,151
Life Sciences Tools & Services — 4.4%
Mettler-Toledo International, Inc.(1)	14,467	$ 21,696,160
Thermo Fisher Scientific, Inc.	73,512	45,472,318
		$ 67,168,478
Machinery — 4.2%
Ingersoll Rand, Inc.	118,089	$ 11,591,616
Toro Co.(2)	242,219	21,007,654
Westinghouse Air Brake Technologies Corp.	170,577	31,005,781
		$ 63,605,051
Metals & Mining — 1.5%
Alcoa Corp.	591,817	$ 22,832,300
		$ 22,832,300
Security	Shares	Value
Multi-Utilities — 2.5%
CMS Energy Corp.	283,619	$ 20,032,010
Sempra	219,757	18,378,278
		$ 38,410,288
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	195,478	$ 28,788,045
ConocoPhillips	253,187	26,655,527
EOG Resources, Inc.	95,469	11,736,004
Targa Resources Corp.	51,149	7,570,564
		$ 74,750,140
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	670,952	$ 34,715,056
Sanofi SA	275,063	31,670,522
Zoetis, Inc.	129,191	25,241,338
		$ 91,626,916
Professional Services — 1.7%
Robert Half, Inc.	381,677	$ 25,728,847
		$ 25,728,847
Residential REITs — 3.7%
Invitation Homes, Inc.	759,931	$ 26,795,167
Mid-America Apartment Communities, Inc.	187,403	29,778,337
		$ 56,573,504
Semiconductors & Semiconductor Equipment — 5.8%
Micron Technology, Inc.	358,600	$ 37,190,406
ON Semiconductor Corp.(1)	377,698	27,424,652
Texas Instruments, Inc.	112,137	23,164,140
		$ 87,779,198
Specialty Retail — 1.4%
Lithia Motors, Inc.	64,768	$ 20,572,908
		$ 20,572,908
Total Common Stocks (identified cost $1,138,839,843)		$1,503,853,604

Eaton Vance
Large-Cap Value Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	10,612,590	$ 10,612,590
Total Short-Term Investments (identified cost $10,612,590)		$ 10,612,590
Total Investments — 100.1% (identified cost $1,149,452,433)		$1,514,466,194
Other Assets, Less Liabilities — (0.1)%		$ (1,369,327)
Net Assets — 100.0%		$1,513,096,867
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $17,490,358 and the total market value of the collateral received by the Fund was $17,821,278, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,612,590, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,634,055	$317,181,519	$(313,202,984)	$ —	$ —	$10,612,590	$647,672	10,612,590
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Large-Cap Value Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 67,141,109	$ —	$ —	$ 67,141,109
Consumer Discretionary	73,826,087	—	—	73,826,087
Consumer Staples	109,927,025	—	—	109,927,025
Energy	83,174,539	—	—	83,174,539
Financials	247,333,865	14,153,362	—	261,487,227
Health Care	245,194,747	31,670,522	—	276,865,269
Industrials	237,392,434	—	—	237,392,434
Information Technology	142,095,502	—	—	142,095,502
Materials	81,904,675	—	—	81,904,675
Real Estate	79,619,014	—	—	79,619,014
Utilities	90,420,723	—	—	90,420,723
Total Common Stocks	$1,458,029,720	$45,823,884*	$ —	$1,503,853,604
Short-Term Investments	$ 10,612,590	$ —	$ —	$ 10,612,590
Total Investments	$1,468,642,310	$45,823,884	$ —	$1,514,466,194
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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